Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Schedule of inventories

	2024	2023
Crude oil (1)	3,935,595	4,715,047
Fuels and petrochemicals	2,783,249	2,356,585
Materials for goods production	3,308,987	3,130,816
	10,027,831	10,202,448
(1)	The variation is primarily due to increased export inventory, closing the year with no stock in transit and connected inventories.

Schedule of changes of the allowances for losses

	2024	2023	2022
Opening balance	(189,878)	(128,797)	(127,662)
Additions	(155,364)	(23,373)	(18,236)
Foreign currency translation	(21,945)	6,873	(3,591)
Other	32,316	(44,581)	20,692
Closing balance	(334,871)	(189,878)	(128,797)